Segment Information	12 Months Ended
Dec. 31, 2015
Segment Reporting [Abstract]
Segment Information

18.  Segment Information

Given that the operations of our Climate Control Business have been reclassified from continuing operations and reported as discontinued operations, we operate in one reportable segment – our Chemical Business.  The chemical products we primarily manufacture, market and sell are as follows:

•	ammonia, fertilizer grade AN, UAN, and AN ammonia solution for agricultural applications,
•

high purity and commercial grade ammonia, high purity AN, sulfuric acids, concentrated, blended and regular nitric acid, mixed nitrating acids, carbon dioxide, and diesel exhaust fluid for industrial applications, and

•	industrial grade AN and solutions for the mining industry.

Our chemical facilities are located in El Dorado, Arkansas; Cherokee, Alabama; Pryor, Oklahoma; and Baytown, Texas.  Sales to customers include farmers, ranchers, fertilizer dealers and distributors primarily in the ranch land and grain production markets in the United States; industrial users of acids throughout the United States and parts of Canada; and explosive manufacturers in the United States.

Our other products consist of natural gas sales from our working interests in certain natural gas properties and sales of industrial machinery and related components.  For 2015, 2014 and 2013, these sales totaled $12.9 million, $24.5 million and $21.7 million, respectively. For 2015, we incurred a net loss of $42.8 million from our working interests in natural gas properties. This net loss consisted of $3.4 million in net sales less $6.3 million of cost of sales (DD&A of $5.2 million and production costs of $1.1 million), $0.2 million of SG&A and a non-cash impairment charge of $39.7 million.

All net sales and long-lived assets relate to domestic operations for the periods presented and our net sales are to U.S. customers.

Net sales to unaffiliated customers are to U.S. customers except foreign export sales as follows:

Geographic Area	2015	2014	2013
	(In Thousands)
Canada	$2,711	$1,358	$2,299
Other	1,006	798	685
	$3,717	$2,156	$2,984

In general, foreign export sales are attributed based upon the location of the customer.

Major Customers

Net sales to one customer, Covestro represented approximately 15%, 14% and 15% of our total net sales for 2015, 2014 and 2013, respectively.  Net sales to one customer, Koch represented approximately 12%, 7% and 7% of our total net sales for 2015, 2014 and 2013, respectively.